Stockholders' Equity - Schedule of Warrants Outstanding (Details) - $ / shares	Jul. 31, 2018	Jul. 31, 2017
Warrant exercise price per share
Warrants outstanding	2,861,096
08/29/19 [Member]
Warrant exercise price per share	$ 0.75
Warrants outstanding	2,533,331
12/01/21 [Member]
Warrant exercise price per share	$ 1.25
Warrants outstanding	58,824
12/01/21 [Member]
Warrant exercise price per share	$ 1.28
Warrants outstanding	117,647
01/23/22 [Member]
Warrant exercise price per share	$ 1.25
Warrants outstanding	117,647
01/23/22 [Member]
Warrant exercise price per share	$ 1.28
Warrants outstanding	33,647